12. EQUITY (Details 3)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Dividend yield		0.00%
Expected life		5 years
Expected volatility, minimum		180.00%
Expected volatility, maximum		182.00%
Risk free interest rate, minimum		2.06%
Risk free interest rate, maximum		2.52%
Warrants
Dividend yield	0.00%
Expected life	5 years
Expected volatility, minimum	176.00%
Expected volatility, maximum	177.00%
Risk free interest rate, minimum	1.51%
Risk free interest rate, maximum	1.71%